STOCK COMPENSATION EXPENSE (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Net income (loss)	$ (10,046)	$ (6,369)	$ (57,757)	$ (48,052)
Net income (loss) per share
Basic (in dollars per share)	$ (0.26)	$ (0.25)	$ (1.64)	$ (1.89)
Diluted (in dollars per share)	$ (0.26)	$ (0.25)	$ (1.64)	$ (1.89)
Number of shares used for computing (weighted average)
Basic (in shares)	38,767	25,465	35,201	25,434
Diluted (in shares)	38,767	25,465	35,201	25,434
Stock-based compensation (ASC 718)
Total	682	496	1,664	1,456
Net income (loss) before stock-based compensation	(9,364)	(5,873)	(56,093)	(46,596)
Net income (loss) before stock-based compensation per share
Basic (in dollars per share)	$ (0.24)	$ (0.23)	$ (1.59)	$ (1.83)
Diluted (in dollars per share)	$ (0.24)	$ (0.23)	$ (1.59)	$ (1.83)
Cost of Products and Services Sold [Member]
Stock-based compensation (ASC 718)
Total	10	5	30	15
Research and Development [Member]
Stock-based compensation (ASC 718)
Total	222	184	616	556
Selling, General and Administrative [Member]
Stock-based compensation (ASC 718)
Total	$ 450	$ 307	$ 1,018	$ 885